Basis of presentation for the consolidated financial statements (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses
Other expenses by function		$ 8,038	$ 7,198
Net gains on reversal (losses) on impairment of financial assets	$ (2,967)	8,038	7,198
Sub total	$ (1,638,557)	(1,549,593)	(1,499,254)
Originally reported [Member]
Expenses
Other expenses by function		(61,638)	(89,731)
Net gains on reversal (losses) on impairment of financial assets		0	0
Sub total		(61,638)	(89,731)
Reclassification balances [Member]
Expenses
Other expenses by function		(53,600)	(82,533)
Net gains on reversal (losses) on impairment of financial assets		(8,038)	(7,198)
Sub total		$ (61,638)	$ (89,731)